SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥) segment	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
SEGMENT REPORTING
Number of operating segments	4	4
Total revenue	¥ 66,285,032	$ 9,253,034	¥ 68,854,280	¥ 67,114,378
Automation product and software
SEGMENT REPORTING
Total revenue	34,114,673	4,762,225	26,831,668	26,628,216
Equipment, accessories and others
SEGMENT REPORTING
Total revenue	18,422,895	2,571,737	20,471,950	16,248,197
Oilfield environmental protection
SEGMENT REPORTING
Total revenue	10,291,333	1,436,615	17,576,573	19,116,560
Platform Outsourcing Services
SEGMENT REPORTING
Total revenue	¥ 3,456,131	$ 482,457	¥ 3,974,089	¥ 5,121,405